REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
General American Separate Account Twenty-Eight
and General American Separate Account Twenty-Nine
and Board of Directors of
Metropolitan Tower Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine (the "Separate Accounts") of Metropolitan Tower Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended for the Divisions, except for the Division included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Division and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Accounts of the Company as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Divisions Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
BHFTII Brighthouse/ Wellington Core Equity Opportunities Division (General American Separate Account Twenty-Nine)	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from April 29, 2016 (commencement of operations) through December 31, 2016

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Accounts' management. Our responsibility is to express an opinion on the Separate Accounts' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Accounts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Accounts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2021

We have served as the Separate Accounts' auditor since 2000.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Western Asset Management U.S. Government Division	Invesco V.I. Core Plus Bond Division
Assets:
Investments at fair value	$227,312	$56,842	$520,952
Due from Metropolitan Tower Life Insurance Company	23	27	11
Total Assets	227,335	56,869	520,963
Liabilities:
Accrued fees	36	44	33
Due to Metropolitan Tower Life Insurance Company	—	—	—
Total Liabilities	36	44	33
Net Assets	$227,299	$56,825	$520,930
Contract Owners' Equity
Net assets from accumulation units	$227,299	$56,825	$520,930
Net assets from contracts in payout	—	—	—
Total Net Assets	$227,299	$56,825	$520,930

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	BHFTII BlackRock Capital Appreciation Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII T. Rowe Price Large Cap Growth Division	Invesco V.I. International Growth Division
Assets:
Investments at fair value	$1,722,265	$868,806	$2,851,601	$2,158,761
Due from Metropolitan Tower Life Insurance Company	—	—	40	10
Total Assets	1,722,265	868,806	2,851,641	2,158,771
Liabilities:
Accrued fees	33	40	27	57
Due to Metropolitan Tower Life Insurance Company	19	20	—	—
Total Liabilities	52	60	27	57
Net Assets	$1,722,213	$868,746	$2,851,614	$2,158,714
Contract Owners' Equity
Net assets from accumulation units	$1,722,213	$868,746	$2,786,285	$2,158,714
Net assets from contracts in payout	—	—	65,329	—
Total Net Assets	$1,722,213	$868,746	$2,851,614	$2,158,714

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2020

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Western Asset Management U.S. Government Division	Invesco V.I. Core Plus Bond Division
Investment Income:
Dividends	$4,529	$1,770	$9,454
Expenses:
Mortality and expense risk charges	2,941	746	5,775
Administrative charges	351	87	691
Total expenses	3,292	833	6,466
Net investment income (loss)	1,237	937	2,988
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	2,695
Realized gains (losses) on sale of investments	452	308	(1,958)
Net realized gains (losses)	452	308	737
Change in unrealized gains (losses) on investments	(3,929)	1,126	30,528
Net realized and change in unrealized gains (losses) on investments	(3,477)	1,434	31,265
Net increase (decrease) in net assets resulting from operations	$(2,240)	$2,371	$34,253

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2020

	BHFTII BlackRock Capital Appreciation Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII T. Rowe Price Large Cap Growth Division	Invesco V.I. International Growth Division
Investment Income:
Dividends	$—	$13,282	$6,695	$46,069
Expenses:
Mortality and expense risk charges	19,387	10,518	34,054	24,485
Administrative charges	2,325	1,260	4,085	2,936
Total expenses	21,712	11,778	38,139	27,421
Net investment income (loss)	(21,712)	1,504	(31,444)	18,648
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	184,526	88,749	222,965	44,384
Realized gains (losses) on sale of investments	87,862	11,210	124,409	102,810
Net realized gains (losses)	272,388	99,959	347,374	147,194
Change in unrealized gains (losses) on investments	277,048	(35,717)	526,012	52,069
Net realized and change in unrealized gains (losses) on investments	549,436	64,242	873,386	199,263
Net increase (decrease) in net assets resulting from operations	$527,724	$65,746	$841,942	$217,911

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2020 and 2019

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Western Asset Management U.S. Government Division		Invesco V.I. Core Plus Bond Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,237	$602	$937	$1,012	$2,988	$6,341
Net realized gains (losses)	452	4,900	308	(188)	737	(6,307)
Change in unrealized gains (losses) on investments	(3,929)	(3,379)	1,126	2,528	30,528	40,246
Net increase (decrease) in net assets resulting from operations	(2,240)	2,123	2,371	3,352	34,253	40,280
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—
Net transfers (including fixed account)	22,058	9,359	(11,750)	11,865	115,906	656
Transfers for Contract benefits and terminations	(41,802)	(165,852)	(7,260)	(14,531)	(40,338)	(72,781)
Net increase (decrease) in net assets resulting from Contract transactions	(19,744)	(156,493)	(19,010)	(2,666)	75,568	(72,125)
Net increase (decrease) in net assets	(21,984)	(154,370)	(16,639)	686	109,821	(31,845)
Net Assets:
Beginning of year	249,283	403,653	73,464	72,778	411,109	442,954
End of year	$227,299	$249,283	$56,825	$73,464	$520,930	$411,109

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2020 and 2019

	BHFTII BlackRock Capital Appreciation Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(21,712)	$(16,092)	$1,504	$2,177
Net realized gains (losses)	272,388	255,316	99,959	87,511
Change in unrealized gains (losses) on investments	277,048	119,438	(35,717)	139,063
Net increase (decrease) in net assets resulting from operations	527,724	358,662	65,746	228,751
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	100
Net transfers (including fixed account)	(1,598)	(2,782)	(25,648)	11,088
Transfers for Contract benefits and terminations	(235,162)	(100,561)	(125,654)	(94,514)
Net increase (decrease) in net assets resulting from Contract transactions	(236,760)	(103,343)	(151,302)	(83,326)
Net increase (decrease) in net assets	290,964	255,319	(85,556)	145,425
Net Assets:
Beginning of year	1,431,249	1,175,930	954,302	808,877
End of year	$1,722,213	$1,431,249	$868,746	$954,302

The accompanying notes are an integral part of these financial statements.

	BHFTII T. Rowe Price Large Cap Growth Division		Invesco V.I. International Growth Division
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(31,444)	$(25,705)	$18,648	$3,815
Net realized gains (losses)	347,374	423,794	147,194	172,310
Change in unrealized gains (losses) on investments	526,012	263,543	52,069	304,927
Net increase (decrease) in net assets resulting from operations	841,942	661,632	217,911	481,052
Contract Transactions:
Purchase payments received from Contract owners	1,900	2,400	—	—
Net transfers (including fixed account)	(48,254)	(39,042)	(110,857)	1,672
Transfers for Contract benefits and terminations	(629,352)	(354,563)	(167,353)	(77,399)
Net increase (decrease) in net assets resulting from Contract transactions	(675,706)	(391,205)	(278,210)	(75,727)
Net increase (decrease) in net assets	166,236	270,427	(60,299)	405,325
Net Assets:
Beginning of year	2,685,378	2,414,951	2,219,013	1,813,688
End of year	$2,851,614	$2,685,378	$2,158,714	$2,219,013

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine (the "Separate Accounts"), separate accounts of Metropolitan Tower Life Insurance Company (the "Company"), were established by the Board of Directors of General American Life Insurance Company ("GALIC") on May 28, 1992 to support operations of GALIC with respect to certain variable annuity contracts (the "Contracts"). Effective after the close of the New York Stock Exchange on April 27, 2018, GALIC merged with and into the Company while concurrently changing the state of domicile to Nebraska (the "Merger"). Upon the Merger, the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended, and are subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the Nebraska Department of Insurance.

The Separate Accounts are divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

Brighthouse Funds Trust II ("BHFTII")

The assets of each of the Divisions of the Separate Accounts are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Accounts are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Accounts' assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Accounts are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2020:

General American Separate Account Twenty-Eight

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Western Asset Management U.S. Government Division

Invesco V.I. Core Plus Bond Division

General American Separate Account Twenty-Nine

BHFTII BlackRock Capital Appreciation Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII T. Rowe Price Large Cap Growth Division

Invesco V.I. International Growth Division

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Accounts define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Accounts are not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Accounts' investments in shares of a fund or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Accounts form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Accounts to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Accounts for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Accounts by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Accounts or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The global outbreak of the coronavirus (COVID-19) has caused significant volatility within the economic markets. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Accounts' operations, business, financial results, or financial condition.

4.  EXPENSES & CONTRACT CHARGES

The following annual Separate Accounts charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Accounts. Generally, the administrative charge is related to the maintenance of each Contract and the Separate Accounts.

The following annual Separate Accounts charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values and are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the effective annual rates for each respective charge for the year ended December 31, 2020:

Administrative	0.15%
Mortality and Expense Risk	1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge of $30 or 2% of the accumulated Contract value, whichever is less, is assessed on an annual basis for Contracts with an accumulated value of less than $20,000. The Company is currently waiving the transfer fee of the lesser of $25 or 2% of the transfer amount which is assessed after twelve transfers within a Contract year, but reserves the right to impose such charges in the future.

In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2020 and 2019. There were no such charges for the years ended December 31, 2020 and 2019.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENTS OF INVESTMENTS

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
General American Separate Account Twenty-Eight
BHFTII BlackRock Ultra-Short Term Bond Division	2,265	228,419	29,212	47,693
BHFTII Western Asset Management U.S. Government Division	4,705	56,112	11,085	29,141
Invesco V.I. Core Plus Bond Division	75,174	517,714	144,077	62,836
General American Separate Account Twenty-Nine
BHFTII BlackRock Capital Appreciation Division	32,258	1,079,062	202,187	276,090
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	25,285	749,877	110,040	171,032
BHFTII T. Rowe Price Large Cap Growth Division	99,048	2,060,840	286,836	771,055
Invesco V.I. International Growth Division	50,770	1,294,687	110,304	325,462

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2020 and 2019:

	General American Separate Account Twenty-Eight
	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Western Asset Management U.S. Government Division		Invesco V.I. Core Plus Bond Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	16,708	27,246	3,227	3,342	14,414	17,009
Units issued and transferred from other funding options	1,652	9,342	405	532	4,394	30
Units redeemed and transferred to other funding options	(2,977)	(19,880)	(1,227)	(647)	(1,926)	(2,625)
Units end of year	15,383	16,708	2,405	3,227	16,882	14,414
	General American Separate Account Twenty-Nine
	BHFTII BlackRock Capital Appreciation Division		BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII T. Rowe Price Large Cap Growth Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	41,002	44,133	39,351	43,067	67,637	78,567
Units issued and transferred from other funding options	4,367	20	353	565	6,847	91
Units redeemed and transferred to other funding options	(9,799)	(3,151)	(7,054)	(4,281)	(21,299)	(11,021)
Units end of year	35,570	41,002	32,650	39,351	53,185	67,637

	General American Separate Account Twenty-Nine
	Invesco V.I. International Growth Division
	2020	2019
Units beginning of year	81,691	84,653
Units issued and transferred from other funding options	807	174
Units redeemed and transferred to other funding options	(11,798)	(3,136)
Units end of year	70,700	81,691

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying portfolio or fund, and total return ratios for the respective stated periods in the five years ended December 31, 2020:

	As of December 31				For the year ended December 31
	Units		Unit Value ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio (%)	Total[3] Return (%)
General American Separate Account Twenty-Eight
BHFTII BlackRock Ultra-Short	2020	15,383	14.78	227,299	1.93	1.40	(0.97)
Term Bond Division	2019	16,708	14.92	249,283	1.61	1.40	0.71
	2018	27,246	14.82	403,653	1.01	1.40	0.38
	2017	31,044	14.76	458,168	0.34	1.40	(0.51)
	2016	32,087	14.83	476,000	0.07	1.40	(1.05)
BHFTII Western Asset Management	2020	2,405	23.63	56,825	2.96	1.40	3.78
U.S. Government Division	2019	3,227	22.77	73,464	2.76	1.40	4.56
	2018	3,342	21.77	72,778	2.26	1.40	(0.44)
	2017	7,483	21.87	163,654	2.66	1.40	0.52
	2016	7,544	21.76	164,136	2.73	1.40	(0.12)
Invesco V.I. Core Plus	2020	16,882	30.86	520,930	2.05	1.40	8.19
Bond Division	2019	14,414	28.52	411,109	2.86	1.40	9.52
	2018	17,009	26.04	442,954	3.43	1.40	(3.73)
	2017	24,947	27.05	674,859	3.36	1.40	4.87
	2016	27,175	25.80	700,991	4.10	1.40	5.17
General American Separate Account Twenty-Nine
BHFTII BlackRock Capital	2020	35,570	48.42	1,722,213	—	1.40	38.70
Appreciation Division	2019	41,002	34.91	1,431,249	0.22	1.40	31.01
	2018	44,133	26.65	1,175,930	0.12	1.40	0.99
	2017	61,907	26.38	1,633,324	0.10	1.40	32.07
	2016	67,457	19.98	1,347,543	—	1.40	(1.31)
BHFTII Brighthouse/Wellington	2020	32,650	26.61	868,746	1.58	1.40	9.72
Core Equity Opportunities Division	2019	39,351	24.25	954,302	1.64	1.40	29.12
(Commenced 4/29/2016)	2018	43,067	18.78	808,877	1.67	1.40	(1.48)
	2017	62,148	19.06	1,184,846	1.55	1.40	17.42
	2016	63,507	16.24	1,031,162	1.69	1.40	3.50
BHFTII T. Rowe Price Large Cap	2020	53,185	53.62	2,851,614	0.25	1.40	35.04
Growth Division	2019	67,637	39.70	2,685,378	0.43	1.40	29.17
	2018	78,567	30.74	2,414,951	0.42	1.40	(2.32)
	2017	107,915	31.47	3,395,985	0.29	1.40	32.00
	2016	124,233	23.84	2,961,659	0.06	1.40	0.35
Invesco V.I. International	2020	70,700	30.53	2,158,714	2.36	1.40	12.41
Growth Division	2019	81,691	27.16	2,219,013	1.58	1.40	26.79
	2018	84,653	21.42	1,813,688	1.90	1.40	(16.17)
	2017	113,114	25.56	2,890,758	1.45	1.40	21.30
	2016	123,214	21.07	2,595,975	1.35	1.40	(1.84)

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Division invests.

2  These amounts represent annualized Contract expenses of each of the Separate Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.